Deposits (Tables)	3 Months Ended
Jan. 31, 2025
Statement [Line Items]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
January 31 October 31
By Type By Country 2025 2024
Demand Notice Term 1 Canada United States International Total Total
Personal $ 20,403 $ 498,175 $ 141,894 $ 345,373 $ 315,099 $ – $ 660,472 $ 641,667
Banks 13,176 290 37,230 20,008 29,987 701 50,696 57,698
Business and government 2 152,599 197,505 229,214 411,173 165,729 2,416 579,318 569,315
186,178 695,970 408,338 776,554 510,815 3,117 1,290,486 1,268,680
Trading – – 27,198 21,155 2,664 3,379 27,198 30,412
Designated at fair value through
profit or loss 3 – – 210,474 57,577 79,800 73,097 210,474 207,668
Total $ 186,178 $ 695,970 $ 646,010 $ 855,286 $ 593,279 $ 79,593 $ 1,528,158 $ 1,506,760
Non-interest-bearing deposits
included above 4
Canada $ 59,441 $ 58,873
United States 74,731 73,509
International – –
Interest-bearing deposits
included above 4
Canada 795,845 781,526
United States 5 518,548 504,896
International 79,593 87,956
Total 2,6 $ 1,528,158 $ 1,506,760
1 Includes $ 101.9

billion (October 31, 2024 – $
97.6

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 75.3

billion relating to covered bondholders (October 31, 2024 – $
75.4

billion).
3

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
225.5

million (October 31, 2024 – $
246.0

million) of loan commitments and financial
guarantees designated at FVTPL.
4

The geographical splits of the deposits are based on the point of origin of the deposits.
5

Includes $
8.8

billion (October 31, 2024 – $
13.1

billion) of U.S. federal funds deposited and $
29.8

billion (October 31, 2024 – $
36.2

billion) of deposits and advances with the FHLB.
6

Includes deposits of $
833.9

billion (October 31, 2024 – $
810.2

billion) denominated in U.S. dollars and $
129.1

billion (October 31, 2024 – $
140.7

billion) denominated in other foreign
currencies.